UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6083

Name of Registrant: Vanguard Ohio Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2011 – May 31, 2012

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2012
Vanguard Ohio Tax-Exempt Funds
Vanguard Ohio Tax-Exempt Money Market Fund
Vanguard Ohio Long-Term Tax-Exempt Fund

> Investor demand for municipal bonds has been strong since early 2011.

> For the six months ended May 31, 2012, Vanguard Ohio Long-Term Tax-Exempt Fund returned 5.75%, ahead of its benchmark but behind the average return of its peers.

> Vanguard Ohio Tax-Exempt Money Market Fund returned 0.03%, reflecting the Federal Reserve’s policy of low interest rates.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	7
Ohio Tax-Exempt Money Market Fund.	10
Ohio Long-Term Tax-Exempt Fund.	24
About Your Fund’s Expenses.	42
Trustees Approve Advisory Arrangement.	44
Glossary.	45

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended May 31, 2012

		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard Ohio Tax-Exempt Money Market Fund	0.09%	0.15%	0.03%	0.00%	0.03%
Ohio Tax-Exempt Money Market Funds Average					0.00
Ohio Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Ohio Long-Term Tax-Exempt Fund	2.43%	3.97%	1.86%	3.89%	5.75%
Barclays OH Municipal Bond Index					5.24
Ohio Municipal Debt Funds Average					6.28
Ohio Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the Ohio Tax-Exempt Money Market Fund; 30-day SEC yield for the Ohio Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Your Fund’s Performance at a Glance
November 30, 2011, Through May 31, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Ohio Tax-Exempt Money Market
Fund	$1.00	$1.00	$0.000	$0.000
Vanguard Ohio Long-Term Tax-Exempt Fund	$12.09	$12.56	$0.222	$0.000

Chairman’s Letter

Dear Shareholder,

The Ohio municipal bond market turned in a strong performance during the six months ended May 31, 2012, outpacing the broad U.S. taxable bond market by almost 2 percentage points even as the fiscal situation of the state and local governments remained challenging.

Vanguard Ohio Long-Term Tax-Exempt Fund returned 5.75%. Its holdings in longer-term bonds, for which investor demand was especially strong, helped it outpace the 5.24% return of its benchmark index. The fund’s focus on higher-quality bonds led it to underperform its peer group’s average return of 6.28%.

Because of the Federal Reserve’s efforts to keep short-term interest rates anchored near zero, returns were far more modest for shorter-term securities, especially money market instruments. Vanguard Ohio Tax-Exempt Money Market Fund returned 0.03%, compared with the 0.00% average return of its state peer group.

Lower-quality and longer-maturity bonds performed best, as many investors were willing to take on greater credit and interest rate risk for more potential yield. As a result of the solid demand for munis, capital appreciation accounted for about two-thirds of the Long-Term Fund’s total return.

As bond prices rose, the fund’s 30-day SEC yield fell to 2.43% from 3.11% six months earlier. (Bond yields and prices move in opposite directions.) The Money Market Fund’s 7-day SEC yield of 0.09% on May 31 was up from 0.03% six months earlier.

Please note that in March we replaced the benchmark index for the Ohio Long-Term Tax-Exempt Fund. The new index is a better gauge for the fund because, unlike the prior benchmark, it is limited to tax-exempt bonds from Ohio issuers. There are no changes to the fund’s objective, investment strategies, or policies.

Also note that both funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Bonds benefited from investors seeking safety and yields
The return of Ohio municipal bonds at more than 5% was well ahead of the approximately 3.5% return of the broad U.S. taxable bond market for the half-year.

The yields of U.S. Treasury bonds, which flirted with higher levels early in the period, reached record lows by the end of the six

Market Barometer
			Total Returns
		Periods Ended May 31, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	3.46%	7.12%	6.72%
Barclays Municipal Bond Index (Broad tax-exempt market)	5.75	10.40	5.87
Citigroup Three-Month U.S. Treasury Bill Index	0.02	0.04	0.95

Stocks
Russell 1000 Index (Large-caps)	6.23%	-1.23%	-0.75%
Russell 2000 Index (Small-caps)	4.06	-8.88	-0.73
Dow Jones U.S. Total Stock Market Index	6.06	-1.88	-0.45
MSCI All Country World Index ex USA (International)	-4.04	-20.49	-5.55

CPI
Consumer Price Index	1.58%	1.70%	2.02%

months as some investors fled to the perceived safety of government-issued securities, helping them to post a solid return of just under 3%. At the same time, corporate bonds, which found favor with investors seeking higher yields, returned well over 6%.

U.S. stocks significantly outpaced their international counterparts
The six months ended May 31 were marked by volatility in a pattern that has become all too familiar. At the start of the period, global stock markets rose as the U.S. economy seemed to be strengthening and Europe experienced a temporary lull in its debt crisis.

Stocks later reversed course amid news of dwindling economic growth at home and trouble abroad as Europe’s debt drama once again intensified, causing renewed concern among investors. Despite erasing some earlier gains, U.S. stocks returned more than 6% for the six months.

International stocks didn’t fare as well, returning about –4% for the half-year. European companies were the worst performers. Concerns focused on Greece and Spain, but healthier markets throughout Europe felt the effects of resurgent investor worries about indebtedness. Emerging markets and the developed markets of the Pacific region were also hurt by signs of slowing growth.

Expense Ratios
Your Fund Compared With Its Peer Group

		Peer Group
	Fund	Average
Ohio Tax-Exempt Money Market Fund	0.17%	0.36%
Ohio Long-Term Tax-Exempt Fund	0.17	1.10

The fund expense ratios shown are from the prospectus dated March 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2012, the funds’ annualized expense ratios were: for the Ohio Tax-Exempt Money Market Fund, 0.15%; and for the Ohio Long-Term Tax-Exempt Fund, 0.16%. The six-month expense ratio for the Ohio Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the Ohio Tax-Exempt Money Market Fund, Ohio Tax-Exempt Money Market Funds; for the Ohio Long-Term Tax-Exempt Fund,
Ohio Municipal Debt Funds.

For municipal bonds, rising supply was matched by increased demand
The severity of the Great Recession has left the finances of many state and local governments in disarray. The sharp drop in tax revenues had these entities scrambling to make similar cuts to their expenditures, ratcheting up uncertainty in some quarters about their creditworthiness. The situation has remained strained, especially for local governments, because they depend heavily on property tax revenues. Such revenues have continued to fall as they respond with a lag to the declines seen in property values. Many states as well are cutting back on their aid to local governments as they grapple with trying to set their own financial houses in order.

However, overall tax revenues have continued the upward, if uneven, trend that began in 2010 for most states, according to data from The Nelson A. Rockefeller Institute of Government. During the past six months, the U.S. economy inched forward, the employment situation showed some improvement, and consumer spending ticked up, all of which helped drive tax revenues higher for many states, including the Buckeye State (see the accompanying chart).

At the same time, Ohio state and local governments have shied away from initiating significant new spending projects. Although issuance of municipal bonds increased significantly from a year earlier, a large part of it was aimed at refinancing existing debt at lower rates of interest. States and municipalities benefit from refinancing because it reduces their debt servicing costs.

While overall supply rose in the Ohio municipal bond market, so too did demand. The hunt for yield spurred many investors to move into bonds with longer maturities (despite the potential for sharp declines in price should interest rates rise) and lower credit ratings.

Yields—particularly for long-term issues—hit levels that made municipal bonds attractive even to unconventional investors such as banks.

The outperformance of longer-maturity bonds supported the Long-Term Fund relative to its benchmark during the period. Demand for the substantially higher yields offered by these bonds drove their prices up, which translated into capital appreciation for the fund.

Another contributor to the fund’s relative performance was its exposure to essential-service bonds, such as those that finance water and sewer treatment facilities, which benefit from a consistent income stream dedicated to servicing the debt. These bonds did better than their general-obligation counterparts, which depend on general tax revenues

Ohio State tax revenues are recovering

Sources: Vanguard and The Nelson A. Rockefeller Institute of Government.

and are therefore more affected by economic cycles. The fund also benefited from its holdings in the health care sector, especially hospital bonds, where the fund’s advisor saw attractive returns for the level of risk involved.

As I mentioned earlier, the fund’s performance for the period was held back somewhat by its orientation toward higher-quality securities.

During the six months under review, the advisor maintained its systematic and rigorous approach to assessing the credit quality of each security considered for purchase. With hundreds of issuers in this fragmented market, such fundamental credit analysis remained critical in determining where the best opportunities might be for the advisor to add value to the funds.

With yields so low for so long, what’s a bond investor to do?
Bond yields sure aren’t what they used to be. Those of some Treasuries hit all-time lows during the past six months, and municipal bond yields fell to levels not seen since the 1960s. This is unhappy news for investors who count on bond income for their spending needs.

An alternative approach to the income question is based on “total return.” With this approach, you rely not only on income from your holdings but also on cash realized by selling some of them according to a careful plan. The goal is to maintain your preferred asset mix and, thus, a more diversified and stable risk profile. An income-only spending strategy, by contrast, can lead you to tilt your asset mix away from your target in favor of bonds and narrow segments of the stock market, such as stocks with high dividend yields.

For more information on this topic, you may want to download a Vanguard research paper titled Spending From a Portfolio: Implications of a Total-Return Approach Versus an Income Approach for Taxable Investors. It is available at vanguard.com/research.

Whether yields are high or low, rising or falling, we believe that holding bonds in a portfolio is always useful. They are there to help cushion volatility when, not if, more risky assets such as stocks happen to perform poorly.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 15, 2012

Advisor’s Report

For the six months ended May 31, 2012, Vanguard Ohio Tax-Exempt Money Market Fund returned 0.03%. Vanguard Ohio Long-Term Tax-Exempt Fund returned 5.75%. The Long-Term Fund outpaced its new benchmark index (discussed in the Chairman’s Letter), which returned 5.24%, but the fund lagged the 6.28% average return of its peer group.

The investment environment
The half-year saw generally declining yields in the municipal bond market.

The Federal Reserve continued to anchor short-term yields near zero and reiterated its view that rates would remain very low through late 2014. The most direct impact of this policy, of course, has been on money market funds, including the Ohio Tax-Exempt Money Market Fund.

At the opposite end of the maturity spectrum, the Fed continued to execute a bond-buying program aimed at lowering longer-term yields. (Yields fall as demand for bonds rises, boosting prices.)

Economic concerns also contributed to the slide in yields. Investors nervous about the uneven pace of U.S. economic growth and the further unraveling of Europe’s fiscal situation fled to the perceived safety of U.S. Treasury securities and municipal bonds. Moreover, demand for municipal bonds has been robust since early 2011, when the muni market recovered from a five-month slide in prices and a wave of fund withdrawals accompanied by overblown fears of systemic defaults.

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)

	November 30,	May 31,
Maturity	2011	2012
2 years	0.42%	0.33%
5 years	1.12	0.75
10 years	2.22	1.79
30 years	3.84	3.08
Source: Vanguard.

Patient investors in the Ohio Long-Term Tax-Exempt Fund have done well since then: From January 31, 2011, to May 31, 2012, the fund returned nearly 16%, compared with about 10% for taxable bonds and not quite 4% for stocks (based on the Barclays U.S. Aggregate Bond Index and the Dow Jones U.S. Total Stock Market Index).

Municipal bonds’ strong performance took place as most state and local governments continued to wrestle with finances tattered by the Great Recession. Ohio’s financial managers have been confronting the situation with typically strong fiscal discipline. Cuts to the state budget have been made largely by curtailing aid to local governments and school districts. These entities, in turn, are also cutting back, although the state’s aid cuts appear to be lower for less-wealthy school districts. The state pension plans are working through proposals aimed at raising employee contribution requirements, and local school districts are making tough decisions to raise their own employees’ contributions to health care premiums.

Ohio’s economy appears to be recovering at nearly double the nation’s pace, according to a gauge of current economic conditions for each state that is published by the Federal Reserve Bank of Philadelphia. The bank’s index for Ohio rose by 12% from its low point in August 2009 to May 2012, compared with a 6% rise for the national economy. (The index combines data on jobs, manufacturing, wages and salaries, and consumer prices.)

Like many other issuers nationwide, Ohio state and local governments are taking advantage of low interest rates to call in and replace higher-interest bonds; at the same time, they are limiting outlays for new projects. Nationally, during the six months ended May 31, about two-thirds of the $160 billion in new issues were refinancings, compared with an average of one-third over the 15 years through 2010.

Management of the funds
As the Federal Reserve’s operations at both ends of the maturity spectrum lowered yields, many muni investors grew willing to accept greater risk to obtain higher yields. Many have turned to high-yield muni bonds, exposing themselves to greater credit risk, while others have moved to longer-maturity bonds, which would respond with greater price declines should interest rates rise. It’s a phenomenon we would normally expect to see in the later stages of an economic recovery, when the typical pace of expansion would be stronger, state and local finances healthier, and confidence higher.

Nonetheless, the Long-Term Fund has benefited from this market environment. The demand for longer-term bonds has boosted the prices of holdings in our portfolio. We have also taken advantage of the steep yield curve—that is, the wide difference between shorter- and longer-term yields that has resulted from the Fed’s policies. A steep yield curve can produce price gains as bonds move closer to their maturity.

In all market conditions, of course, in-depth credit analysis is a key aspect of our process. In selecting bonds to add to or sell from the our portfolios, we combine our traders’ focus on finding value with our credit analysts’ prudent views about the financial structure and economic environment of issuers. Two broad themes in the current market are an emphasis on essential-service bonds and a move away from local-government general-obligation issues, although there are always exceptions. In addition, we have focused on attractively valued issues in health care, especially hospitals.

Yields of Ohio bonds have been above general market averages, largely owing to a substantially higher pace of new issuance in comparison with the nation overall. (So far in calendar 2012, Ohio’s bond supply has risen by about 165%, compared with about 76% for the general market.) A large number of smaller issuers helped boost the volume of new bonds—more than 250 offerings were negotiated over the period, most below $100 million.

As we have noted earlier, the Federal Reserve has tamped down short-term interest rates to an unprecedented degree, a policy that has understandably concerned shareholders in the Ohio Tax-Exempt Money Market Fund. Despite the difficulties presented by near-zero yields, we have not altered our strategy of emphasizing investment in high-quality money market assets. At the same time, the low short-term rates have provided another source of debt-service savings to fiscally stressed state and local governments.

Marlin G. Brown, Portfolio Manager

Justin A. Schwartz, CFA, Portfolio Manager

Pamela Wisehaupt Tynan, Principal, Head of Municipal Money Market Funds

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Funds

Vanguard Fixed Income Group

June 18, 2012

Ohio Tax-Exempt Money Market Fund

Fund Profile

As of May 31, 2012

Financial Attributes
Ticker Symbol	VOHXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.09%
Average Weighted
Maturity	40 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 28, 2012, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2012, the annualized expense ratio was 0.15%, reflecting a temporary reduction in operating expenses (described in Note B ofthe Notes to Financial Statements). Before this reduction, the fund’s annulized six-month expense ratio was 0.16%.

Ohio Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2001, Through May 31, 2012
		Ohio Tax-Exempt
		Money Market
		Funds Average
Fiscal Year	Total Returns	Total Returns
2002	1.41%	1.00%
2003	0.95	0.55
2004	1.06	0.59
2005	2.21	1.73
2006	3.30	2.84
2007	3.63	3.14
2008	2.40	2.05
2009	0.56	0.31
2010	0.15	0.03
2011	0.09	0.00
2012	0.03	0.00

7-day SEC yield (5/31/2012): 0.09%
Ohio Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2012, performance data reflect the six months ended May 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Ohio Tax-Exempt Money Market
Fund	6/18/1990	0.05%	1.12%	1.52%

See Financial Highlights for dividend information.

Ohio Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (102.3%)
Ohio (101.4%)
Akron OH BAN	1.375%	3/14/13	1,500	1,508
1 Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children’s Hospital
Medical Center of Akron) TOB VRDO	0.200%	6/7/12 LOC	4,000	4,000
Akron OH GO	5.250%	12/1/12 (Prere.)	1,215	1,245
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.200%	6/1/12 LOC	8,000	8,000
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.200%	6/1/12 LOC	600	600
Avon OH BAN	1.000%	7/3/12	5,500	5,503
Avon OH BAN	1.000%	7/19/12	3,280	3,283
Avon OH Local School District BAN	1.000%	12/13/12	1,675	1,679
Butler County OH BAN	0.500%	8/2/12	5,000	5,000
Butler County OH GO	4.750%	12/1/12 (Prere.)	4,000	4,131
Central OH Solid Waste Authority BAN	1.000%	6/13/12	2,500	2,500
Cincinnati OH City School District GO	5.000%	12/1/12	1,200	1,228
1 Cincinnati OH City School District GO TOB VRDO	0.180%	6/7/12	12,315	12,315
1 Cincinnati OH City School District GO TOB VRDO	0.190%	6/7/12	5,000	5,000
Cleveland OH GO	5.250%	12/1/12 (Prere.)	4,380	4,490
Cleveland OH Water BAN	1.000%	7/26/12	4,000	4,003
1 Cleveland OH Water Works Revenue TOB VRDO	0.180%	6/7/12	9,950	9,950
1 Cleveland OH Water Works Revenue TOB VRDO	0.240%	6/7/12	8,320	8,320
Cleveland-Cuyahoga County OH
Port Authority Revenue (Carnegie/89th Garage &
Service Center LLC Project) VRDO	0.190%	6/7/12 LOC	2,500	2,500
Cleveland-Cuyahoga County OH
Port Authority Revenue
(Cleveland Museum of Art Project) VRDO	0.150%	6/7/12	3,000	3,000
Cleveland-Cuyahoga County OH
Port Authority Revenue
(Cleveland Museum of Art Project) VRDO	0.180%	6/7/12	5,810	5,810
Cleveland-Cuyahoga County OH
Port Authority Revenue
(Cleveland Museum of Art Project) VRDO	0.180%	6/7/12	6,015	6,015

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cleveland-Cuyahoga County OH
Port Authority Revenue (Euclid Avenue
Housing Corp. Project) VRDO	0.180%	6/7/12 LOC	2,750	2,750
Columbus OH City School District BAN	1.000%	11/30/12	1,325	1,329
Columbus OH GO	5.000%	11/15/12 (Prere.)	1,300	1,328
1 Columbus OH GO TOB VRDO	0.180%	6/7/12	4,360	4,360
Columbus OH GO VRDO	0.170%	6/7/12	2,450	2,450
Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded
Asset Program) VRDO	0.180%	6/7/12 LOC	5,440	5,440
Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded
Asset Program) VRDO	0.180%	6/7/12 LOC	3,100	3,100
Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded
Asset Program) VRDO	0.180%	6/7/12 LOC	7,365	7,365
1 Columbus OH Sewer Revenue TOB VRDO	0.160%	6/7/12	4,960	4,960
Columbus OH Sewer Revenue VRDO	0.170%	6/7/12	4,265	4,265
Columbus OH TAN	2.000%	11/29/12	5,000	5,043
Cuyahoga County OH
Economic Development Revenue
(Cleveland Hearing & Speech) VRDO	0.180%	6/7/12 LOC	4,615	4,615
Cuyahoga County OH Housing Revenue VRDO	0.160%	6/7/12 LOC	6,935	6,935
Cuyahoga County OH Revenue (Cleveland Clinic
Health System Obligated Group) VRDO	0.200%	6/1/12	1,600	1,600
Cuyahoga Falls OH BAN	1.000%	12/6/12	2,000	2,005
Deerfield Township OH BAN	1.250%	11/1/12	2,000	2,004
Delaware OH BAN	1.500%	4/24/13	2,000	2,020
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.170%	6/7/12 LOC	5,410	5,410
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.200%	6/7/12	8,740	8,740
1 Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital Project)
TOB VRDO	0.180%	6/7/12	4,445	4,445
Franklin County OH Hospital Revenue
(Holy Cross Health System) VRDO	0.150%	6/7/12	3,600	3,600
Franklin County OH Hospital Revenue
(Nationwide Children’s Hospital Project) VRDO	0.150%	6/7/12	4,175	4,175
Green OH BAN	1.000%	6/29/12	5,000	5,002
Hamilton County OH
Health Care Facilities Revenue
(The Children’s Home of Cincinnati) VRDO	0.190%	6/7/12 LOC	3,360	3,360
Hamilton County OH Healthcare Revenue
(Life Enriching Communities) VRDO	0.190%	6/7/12 LOC	2,650	2,650
Hamilton County OH Sewer System Revenue	5.000%	12/1/12	1,800	1,843
Hamilton County OH Student Revenue
(Block 3 Project) VRDO	0.180%	6/7/12 LOC	5,000	5,000
Hamilton OH BAN	1.250%	10/4/12	2,400	2,405
Independence OH BAN	1.125%	4/19/13	1,400	1,409
Kent OH BAN	1.000%	10/10/12	1,725	1,727
Kent OH BAN	1.375%	10/10/12	1,500	1,505
Lake County OH BAN	1.500%	6/28/12	2,000	2,001
1 Lakewood OH City School District GO TOB VRDO	0.200%	6/7/12	3,825	3,825

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lancaster Port Authority Ohio Gas Revenue VRDO	0.180%	6/7/12	22,705	22,705
Lorain County OH BAN	1.500%	6/14/12	2,000	2,001
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.200%	6/7/12	5,000	5,000
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.240%	6/7/12	3,000	3,000
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.340%	6/7/12	10,000	10,000
Lorain County OH
Port Authority Educational Facilities Revenue
(St. Ignatius High School Project) VRDO	0.180%	6/7/12 LOC	1,750	1,750
Lucas County OH BAN	1.000%	7/19/12	2,500	2,501
Mason OH City School District BAN	2.000%	1/31/13	3,000	3,033
1 Miami University of Ohio
General Receipts Revenue TOB VRDO	0.250%	6/7/12	3,365	3,365
Miamisburg OH City School District BAN	1.500%	7/19/12	3,000	3,004
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.180%	6/7/12 LOC	6,000	6,000
1 Montgomery County OH Revenue
(Catholic Health Initiatives) TOB VRDO	0.200%	6/7/12	3,300	3,300
1 Montgomery County OH Revenue
(Catholic Health Initiatives) TOB VRDO	0.200%	6/7/12	6,970	6,970
1 Montgomery County OH Revenue
(Catholic Health Initiatives) TOB VRDO	0.200%	6/7/12	3,990	3,990
1 Montgomery County OH Revenue
(Catholic Health Initiatives) TOB VRDO	0.250%	6/7/12	2,735	2,735
Montgomery County OH Revenue
(Catholic Health Initiatives) VRDO	0.160%	6/7/12	8,400	8,400
1 Montgomery County OH Revenue
(Miami Valley Hospital) TOB VRDO	0.180%	6/7/12	7,500	7,500
1 Ohio Air Quality Development Authority Revenue
(Dayton Power & Light Co. Project) TOB VRDO	0.240%	6/7/12 (13)	13,320	13,320
Ohio Air Quality Development Authority Revenue
(Dayton Power & Light Co. Project) VRDO	0.190%	6/7/12 LOC	6,500	6,500
Ohio Air Quality Development Authority Revenue
(Ohio Valley Electric Corp. Project) VRDO	0.140%	6/7/12 LOC	5,000	5,000
Ohio Air Quality Development Authority Revenue
(Ohio Valley Electric Corp. Project) VRDO	0.150%	6/7/12 LOC	8,350	8,350
Ohio Capital Facilities Lease
Appropriation Revenue	2.000%	4/1/13	1,130	1,146
Ohio Development Assistance &
Revitalization Project BAN	0.350%	6/1/12	5,000	5,000
Ohio Development Assistance &
Revitalization Project BAN	0.350%	6/1/12	10,000	10,000
Ohio Development Assistance &
Revitalization Project BAN	0.350%	5/30/13	11,300	11,300
Ohio GO	5.000%	6/15/12 (ETM)	4,000	4,007
Ohio GO VRDO	0.140%	6/7/12	6,545	6,545
Ohio Higher Education Capital Facilities Revenue	5.000%	8/1/12	4,000	4,032
1 Ohio Higher Education GO TOB VRDO	0.160%	6/7/12	11,305	11,305
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve
University Project) CP	0.230%	8/1/12	7,000	7,000

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve
University Project) VRDO	0.170%	6/1/12 LOC	2,850	2,850
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve
University Project) VRDO	0.190%	6/1/12 LOC	6,500	6,500
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	4.000%	1/1/13	2,000	2,043
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.180%	6/1/12	4,700	4,700
Ohio Higher Educational Facility Commission
Revenue (Marietta College Project) VRDO	0.190%	6/7/12 LOC	2,985	2,985
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project) VRDO	0.160%	6/7/12	1,800	1,800
1 Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)
TOB VRDO	0.170%	6/7/12 LOC	2,435	2,435
1 Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group) TOB VRDO	0.200%	6/1/12	2,425	2,425
1 Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group) TOB VRDO	0.200%	6/1/12	12,435	12,435
1 Ohio Hospital Revenue (University Hospitals
Health System Inc.) TOB VRDO	0.280%	6/7/12 (13)	5,000	5,000
1 Ohio Housing Finance Agency Residential
Mortgage Revenue TOB VRDO	0.240%	6/7/12	2,500	2,500
1 Ohio Housing Finance Agency Residential
Mortgage Revenue TOB VRDO	0.250%	6/7/12	1,090	1,090
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.170%	6/7/12	5,300	5,300
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.170%	6/7/12	5,000	5,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.170%	6/7/12	13,000	13,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.190%	6/7/12	13,000	13,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.190%	6/7/12	3,340	3,340
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.190%	6/7/12	11,530	11,530
Ohio Mental Health Capital Facilities Revenue	5.000%	8/1/12 (2)	2,570	2,590
Ohio State Infrastructure Project Revenue	5.000%	6/15/13	4,960	5,204
Ohio State University General Receipts
Revenue CP	0.230%	6/1/12	8,200	8,200
Ohio State University General Receipts
Revenue CP	0.110%	7/9/12	6,000	6,000
Ohio State University General Receipts
Revenue CP	0.200%	8/1/12	11,045	11,045
1 Ohio Turnpike Commission Turnpike
Revenue TOB VRDO	0.200%	6/7/12	15,520	15,520
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.160%	6/1/12 LOC	5,500	5,500

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.230%	6/1/12 LOC	1,300	1,300
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.180%	6/7/12 LOC	11,850	11,850
Ohio Water Development Authority
Water Pollution Control Loan Fund Revenue	5.000%	6/1/12 (Prere.)	2,000	2,000
Ohio Water Development Authority
Water Pollution Control Loan Fund Revenue	5.250%	6/1/12 (Prere.)	5,535	5,535
1 Olentangy OH School District GO TOB VRDO	0.170%	6/7/12 LOC	2,850	2,850
Pickerington OH BAN	1.250%	1/30/13	2,600	2,615
South Euclid OH BAN	1.250%	9/26/12	2,500	2,506
Stow OH BAN	1.500%	5/3/13	2,000	2,020
Strongsville OH BAN	1.250%	10/25/12	2,530	2,539
Toledo-Lucas County OH Port Authority
Airport Development Revenue
(Flight Safety International Inc.) VRDO	0.180%	6/7/12	10,650	10,650
University of Cincinnati OH BAN	2.000%	12/13/12	6,900	6,962
University of Cincinnati OH BAN	2.000%	5/9/13	3,400	3,454
Upper Arlington OH City School District TAN	1.000%	6/21/12	722	722
Warren OH Health Care Facilities Improvement
Revenue (Otterbein Homes Project) VRDO	0.180%	6/7/12 LOC	5,180	5,180
Warren OH Health Care Facilities Improvement
Revenue (Otterbein Homes Project) VRDO	0.180%	6/7/12 LOC	3,130	3,130
				622,810
Puerto Rico (0.9%)
1 Puerto Rico Sales Tax Financing Corp.
Revenue TOB VRDO	0.250%	6/7/12	5,250	5,250
Total Tax-Exempt Municipal Bonds (Cost $628,060)				628,060
Other Assets and Liabilities (-2.3%)
Other Assets				2,440
Liabilities				(16,427)
				(13,987)
Net Assets (100%)
Applicable to 613,912,299 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				614,073
Net Asset Value Per Share				$1.00

Ohio Tax-Exempt Money Market Fund

At May 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	614,073
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	—
Net Assets	614,073

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate value of these securities was $185,905,000, representing 30.3% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2012
($000)
Investment Income
Income
Interest	662
Total Income	662
Expenses
The Vanguard Group—Note B
Investment Advisory Services	57
Management and Administrative	351
Marketing and Distribution	106
Custodian Fees	7
Shareholders’ Reports	4
Total Expenses	525
Expense Reduction—Note B	(25)
Net Expenses	500
Net Investment Income	162
Realized Net Gain (Loss) on Investment Securities Sold	(3)
Net Increase (Decrease) in Net Assets Resulting from Operations	159

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	162	644
Realized Net Gain (Loss)	(3)	9
Net Increase (Decrease) in Net Assets Resulting from Operations	159	653
Distributions
Net Investment Income	(162)	(644)
Realized Capital Gain	—	—
Total Distributions	(162)	(644)
Capital Share Transactions (at $1.00)
Issued	193,683	441,731
Issued in Lieu of Cash Distributions	150	603
Redeemed	(265,739)	(542,680)
Net Increase (Decrease) from Capital Share Transactions	(71,906)	(100,346)
Total Increase (Decrease)	(71,909)	(100,337)
Net Assets
Beginning of Period	685,982	786,319
End of Period	614,073	685,982

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0003	.001	.002	.006	.024	.036
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0003	.001	.002	.006	.024	.036
Distributions
Dividends from Net Investment Income	(.0003)	(.001)	(.002)	(.006)	(.024)	(.036)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0003)	(.001)	(.002)	(.006)	(.024)	(.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.03%	0.09%	0.15%	0.56%	2.40%	3.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$614	$686	$786	$947	$1,096	$1,168
Ratio of Expenses to
Average Net Assets	0.15%[2]	0.17%	0.17%	0.17%[3]	0.11%[3]	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.05%	0.09%	0.15%	0.57%	2.38%	3.57%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2012. See Note B in Notes to Financial Statements.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Ohio Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2008–2011), and for the period ended May 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2012, the fund had contributed capital of $90,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended May 31, 2012, Vanguard’s management and administrative expenses were reduced by $25,000 (an effective annual rate of 0.01% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Ohio Tax-Exempt Money Market Fund

At May 31, 2012, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of May 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Ohio Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2012

Financial Attributes

		Barclays
		OH	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	269	1,361	46,824
Yield to Maturity
(before expenses)	2.5%	2.2%	2.4%
Average Coupon	4.8%	5.0%	4.9%
Average Duration	6.2 years	7.0 years	7.3 years
Average Effective
Maturity	6.1 years	5.6 years	5.7 years
Ticker Symbol	VOHIX	—	—
Expense Ratio[1]	0.17%	—	—
30-Day SEC Yield	2.43%	—	—
Short-Term
Reserves	7.1%	—	—

Volatility Measures
		Barclays
	Barclays OH	Municipal
	Muni Bond	Bond
	Index	Index
R-Squared	0.87	0.98
Beta	0.84	1.01

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	7.7%
1 - 3 Years	12.0
3 - 5 Years	17.6
5 - 10 Years	55.3
10 - 20 Years	6.2
20 - 30 Years	0.3
Over 30 Years	0.9

Distribution by Credit Quality (% of portfolio)
AAA	8.7%
AA	61.5
A	18.7
BBB	7.6
B	0.9
Not Rated	2.6

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratio shown is from the prospectus dated March 28, 2012, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2012, the annualized expense ratio was 0.16%.

Ohio Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2001, Through May 31, 2012
				Barclays OH
				Muni Bond
				Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2002	4.86%	1.82%	6.68%	6.35%
2003	4.62	2.82	7.44	6.52
2004	4.47	-0.96	3.51	3.63
2005	4.36	-1.16	3.20	3.56
2006	4.53	1.60	6.13	5.73
2007	4.32	-1.61	2.71	2.64
2008	4.13	-7.74	-3.61	-6.73
2009	4.76	8.85	13.61	15.73
2010	4.14	-0.08	4.06	4.20
2011	4.20	1.61	5.81	5.84
2012	1.86	3.89	5.75	5.24
Note: For 2012, performance data reflect the six months ended May 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Ohio Long-Term
Tax-Exempt Fund	6/18/1990	12.24%	5.06%	4.41%	0.83%	5.24%

See Financial Highlights for dividend and capital gains information.

Ohio Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
Ohio (98.4%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children’s Hospital
Medical Center of Akron)	5.000%	11/15/32	2,000	2,166
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children’s Hospital
Medical Center of Akron)	5.000%	11/15/42	1,000	1,065
Akron OH Income Tax Revenue
(Community Learning Centers)	5.000%	12/1/27 (14)	6,300	6,632
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	4,000	4,537
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/38	9,625	10,258
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	3,200	3,422
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.200%	6/1/12 LOC	1,345	1,345
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.200%	6/1/12 LOC	3,330	3,330
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/13	3,000	3,087
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	4,000	4,553
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/24	1,215	1,369
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	17,375	18,554
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.750%	2/15/39 (12)	4,500	5,106
Bowling Green State University Ohio
Student Housing Revenue
(CFP I LLC - State University Project)	5.750%	6/1/31	2,000	2,095
Bowling Green State University Ohio
Student Housing Revenue
(CFP I LLC - State University Project)	6.000%	6/1/45	2,000	2,094
Buckeye Tobacco Settlement
Financing Authority Ohio Revenue	6.000%	6/1/42	2,750	2,161

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Buckeye Tobacco Settlement
Financing Authority Ohio Revenue	5.875%	6/1/47	5,760	4,382
Buckeye Tobacco Settlement
Financing Authority Ohio Revenue	6.500%	6/1/47	2,500	2,087
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,655	1,713
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,570	1,625
Butler County OH Hospital Facilities Revenue
(Cincinnati Children’s Hospital
Medical Center Project)	5.000%	5/15/31 (14)	5,000	5,059
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,250	1,482
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	2,000	2,224
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	2,500	2,670
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/40	2,500	2,677
Butler County OH Waterworks Revenue	5.250%	12/1/21 (2)	4,000	4,472
Canal Winchester OH Local School District GO	5.000%	6/1/15 (Prere.)	3,420	3,876
Canal Winchester OH Local School District GO	5.000%	6/1/15 (Prere.)	3,030	3,434
1 Central OH Solid Waste Authority Revenue	5.000%	12/1/18	1,500	1,843
1 Central OH Solid Waste Authority Revenue	5.000%	12/1/19	1,310	1,628
Cincinnati OH City School District COP	5.000%	12/15/23 (4)	1,620	1,867
Cincinnati OH City School District COP	5.000%	12/15/32 (4)	2,000	2,265
Cincinnati OH City School District GO	5.250%	6/1/27	5,550	6,478
Cincinnati OH City School District GO	5.250%	12/1/28 (14)	4,000	5,213
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	3,705	4,826
Cincinnati OH City School District GO	5.250%	12/1/31 (14)	3,000	3,897
Cincinnati OH Economic Development Revenue
(Baldwin 300 Project)	4.875%	11/1/38	7,870	8,338
Cincinnati OH GO	5.000%	12/1/24	1,090	1,279
Cincinnati OH GO	5.000%	12/1/26	2,605	3,021
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,585	1,857
Cincinnati OH Water System Revenue	5.000%	12/1/36	3,025	3,460
Cleveland OH GO	5.000%	10/1/21 (2)	2,920	3,244
Cleveland OH GO	5.500%	10/1/22 (2)	3,870	4,812
Cleveland OH Income Tax Revenue	5.000%	10/1/29 (12)	7,180	7,870
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (14)	1,250	1,360
Cleveland OH Public Power System Revenue	0.000%	11/15/33 (14)	6,895	2,482
Cleveland OH State University Revenue	5.250%	6/1/19 (14)	2,825	3,008
Cleveland OH State University Revenue	5.000%	6/1/30 (14)	3,000	3,229
Cleveland OH Water Works Revenue	5.500%	1/1/21 (14)	9,635	12,118
2 Cleveland OH Water Works Revenue TOB VRDO	0.240%	6/7/12	4,155	4,155
Cleveland-Cuyahoga County OH
Port Authority Revenue (Carnegie/89th Garage &
Service Center LLC Project) VRDO	0.190%	6/7/12 LOC	1,775	1,775
Cleveland-Cuyahoga County OH
Port Authority Revenue
(Cleveland Museum of Art Project)	5.000%	10/1/18	6,000	7,256
Cleveland-Cuyahoga County OH
Port Authority Revenue
(Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	7,361

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cleveland-Cuyahoga County OH
Port Authority Revenue
(Cleveland Museum of Art Project) VRDO	0.150%	6/7/12	500	500
Cleveland-Cuyahoga County OH
Port Authority Revenue
(Cleveland Museum of Art Project) VRDO	0.180%	6/7/12	1,100	1,100
Columbus OH City School District GO	4.500%	12/1/29	3,000	3,264
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/22	1,545	1,819
Columbus OH GO	5.000%	7/1/16	2,500	2,935
Columbus OH GO	5.000%	9/1/16	4,225	4,986
Columbus OH GO	5.000%	6/1/19	8,000	10,000
Columbus OH GO	5.000%	7/1/24	1,000	1,251
Columbus OH GO	5.000%	7/1/25	1,400	1,736
Columbus OH GO	5.000%	7/1/27	2,000	2,405
Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded
Asset Program) VRDO	0.180%	6/7/12 LOC	1,540	1,540
Columbus OH Regional Airport Authority
Airport Revenue
(Oasbo Expanded Asset Program) VRDO	0.180%	6/7/12 LOC	2,575	2,575
Columbus OH Sewer Revenue	5.000%	6/1/28	4,005	4,563
Columbus OH Sewer Revenue VRDO	0.170%	6/7/12	1,400	1,400
Cuyahoga County OH
Economic Development Revenue
(Med Mart/Convention Center Project)	5.000%	12/1/19	7,000	8,478
Cuyahoga County OH
Economic Development Revenue
(Med Mart/Convention Center Project)	5.000%	12/1/24	4,000	4,637
Cuyahoga County OH Revenue (Cleveland Clinic
Health System Obligated Group)	6.000%	7/1/13 (Prere.)	5,100	5,415
Cuyahoga County OH Revenue (Cleveland Clinic
Health System Obligated Group)	6.000%	7/1/13 (Prere.)	4,900	5,202
Cuyahoga County OH Revenue (Cleveland Clinic
Health System Obligated Group) VRDO	0.190%	6/1/12	2,405	2,405
Erie County OH Hospital Facilities Revenue
(Firelands Regional Medical Center)	5.250%	8/15/46	9,080	9,171
Fairfield County OH Hospital Facilities Revenue
(Lancaster-Fairfield Community Hospital)	5.375%	6/15/15 (14)	3,000	3,196
Franklin County OH GO	5.000%	12/1/31	6,885	7,856
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,750	3,000
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.170%	6/7/12 LOC	5,700	5,700
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,640	3,945
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.170%	6/7/12 LOC	540	540
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital Project)	4.750%	11/1/28	1,500	1,610
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/34	1,500	1,624

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/42	3,500	3,850
2 Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital Project)
TOB VRDO	0.180%	6/7/12	4,400	4,400
Franklin County OH Revenue
(Trinity Health Credit Group)	5.000%	6/1/19	4,035	4,400
Franklin County OH Revenue
(Trinity Health Credit Group)	5.000%	6/1/21	4,465	4,806
Gallia County OH Local School District GO	5.000%	12/1/30 (4)	5,000	5,291
Gallia County OH Local School District GO	5.000%	12/1/33 (4)	3,500	3,677
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated
Group Project)	5.375%	4/1/34	2,500	2,676
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated
Group Project)	5.500%	4/1/39	2,500	2,679
Greene County OH Sewer System Revenue	5.000%	12/1/23 (4)	4,695	5,223
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/20 (14)	1,185	1,279
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/21 (14)	1,245	1,344
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/23 (14)	1,380	1,500
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/24 (14)	185	200
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of Cincinnati
Lessee Project)	5.250%	6/1/28 (14)	7,290	7,853
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children’s Hospital)	5.500%	5/15/19 (14)	2,865	2,983
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children’s Hospital)	5.500%	5/15/20 (14)	3,020	3,137
Hamilton County OH Sales Tax Revenue	5.000%	12/1/26 (2)	5,000	5,456
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32 (4)	9,700	10,426
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32	5,000	5,408
Hamilton County OH Sewer System Revenue	5.000%	12/1/31 (14)	5,300	5,889
Hamilton County OH Student Revenue
(Block 3 Project) VRDO	0.180%	6/7/12 LOC	4,555	4,555
Hamilton OH City School District GO	5.000%	12/1/28 (4)	5,000	5,391
Hamilton OH City School District GO	5.000%	12/1/34 (4)	2,250	2,391
Hilliard OH School District GO	5.000%	12/1/27 (14)	2,895	3,204
Huron County OH Hospital Facilities Improvement
Revenue (Fisher-Titus Medical Center)	5.250%	12/1/37	3,000	3,117
Kent State University OH Revenue VRDO	0.250%	6/7/12 LOC	2,300	2,300
Lorain County OH Community College District
General Revenue	5.000%	12/1/41	4,520	5,003
Lorain County OH GO	5.500%	12/1/12 (Prere.)	1,500	1,540
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,734
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	4,000	4,257

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.200%	6/7/12	1,900	1,900
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.340%	6/7/12	4,995	4,995
Lucas County OH GO	5.000%	10/1/40	1,500	1,611
Lucas County OH Hospital Revenue	5.000%	11/15/38	5,000	5,273
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.000%	11/15/26	2,000	2,278
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.250%	11/15/27	2,000	2,302
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,605
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	6.500%	11/15/37	2,000	2,460
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	6.000%	11/15/41	2,000	2,357
Mad River OH Local School District GO	5.750%	12/1/12 (Prere.)	1,195	1,228
Marysville OH Exempt Village School District COP	5.250%	6/1/15 (Prere.)	2,140	2,445
Marysville OH Exempt Village School District COP	5.250%	6/1/15 (Prere.)	2,035	2,325
Marysville OH Exempt Village School District COP	5.250%	6/1/15 (Prere.)	2,095	2,394
Marysville OH Wastewater Treatment
System Revenue	5.000%	12/1/31 (10)	2,720	2,864
Mason OH City School District School
Improvement GO	5.000%	12/1/35	1,000	1,120
Medina OH School District COP	5.250%	12/1/37 (12)	7,210	7,819
Miami University of Ohio
General Receipts Revenue	5.250%	12/1/13 (Prere.)	2,000	2,147
Miami University of Ohio
General Receipts Revenue	5.000%	9/1/31	2,000	2,319
Miami University of Ohio
General Receipts Revenue	5.000%	9/1/36	2,000	2,267
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.125%	8/1/31	1,250	1,336
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.250%	8/1/41	1,000	1,071
Middletown OH City School District GO	5.000%	12/1/23 (4)	5,345	5,931
Montgomery County OH Revenue
(Catholic Health Initiatives)	5.000%	5/1/30	7,630	7,856
Montgomery County OH Revenue
(Catholic Health Initiatives)	5.000%	5/1/39	5,000	5,309
Montgomery County OH Revenue
(Catholic Health Initiatives)	5.000%	10/1/41 (4)	5,000	5,255
2 Montgomery County OH Revenue
(Catholic Health Initiatives) TOB VRDO	0.250%	6/7/12	1,000	1,000
Montgomery County OH Revenue
(Catholic Health Initiatives) VRDO	0.160%	6/7/12	900	900
Montgomery County OH Revenue
(Miami Valley Hospital)	5.750%	11/15/23	1,000	1,216
New Albany Plain OH Local School District GO	5.500%	6/1/12 (Prere.)	675	675
New Albany Plain OH Local School District GO	5.500%	6/1/12 (Prere.)	500	500
Ohio Air Quality Development Authority
Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	5.625%	6/1/18	7,000	8,072

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio Air Quality Development Authority
Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	5.875%	6/1/16	6,000	6,779
Ohio Air Quality Development Authority Revenue
(Columbus Southern Power Co. Project)	5.800%	12/1/38	2,000	2,248
Ohio Air Quality Development Authority Revenue
(Columbus Southern Power Co. Project) PUT	3.875%	6/1/14	3,000	3,107
Ohio Air Quality Development Authority Revenue
(FirstEnergy Generation Corp. Project)	5.700%	8/1/20	6,000	6,921
2 Ohio Air Quality Development Authority Revenue
(FirstEnergy Generation Corp. Project)
TOB VRDO	0.200%	6/7/12	4,995	4,995
Ohio Air Quality Development Authority Revenue
(Ohio Power Co. Project) PUT	3.250%	6/2/14	7,000	7,193
Ohio Building Authority Revenue
(Administration Building Fund)	5.000%	10/1/18	1,750	2,121
Ohio Building Authority Revenue
(Administration Building Fund)	5.000%	10/1/23	2,000	2,325
Ohio Building Authority Revenue
(Highway Safety Building)	5.000%	10/1/17	1,040	1,245
Ohio Building Authority Revenue
(Highway Safety Building)	5.000%	10/1/20	1,265	1,558
Ohio Common Schools GO	5.000%	6/15/24	8,000	8,653
Ohio Conservation Projects GO	5.000%	9/1/19	3,880	4,807
Ohio GO	5.000%	9/15/14	10,000	11,033
Ohio GO	5.500%	11/1/14	4,185	4,686
Ohio GO	5.000%	9/15/15	3,695	4,219
Ohio GO	5.000%	9/15/17	3,435	4,144
Ohio GO	5.000%	9/15/18	7,000	8,567
Ohio GO	5.000%	9/15/19	5,000	6,199
Ohio GO	5.500%	9/15/19	4,150	5,288
Ohio GO	5.000%	8/1/20	2,870	3,570
Ohio GO	5.000%	9/15/22	5,000	6,293
Ohio GO	5.000%	8/1/24	2,000	2,516
Ohio GO	5.000%	2/1/30	4,000	4,658
Ohio GO	5.000%	4/1/30	1,770	2,048
Ohio GO	5.000%	2/1/31	4,500	5,216
Ohio GO	5.000%	4/1/31	1,230	1,417
Ohio GO VRDO	0.140%	6/7/12	1,160	1,160
Ohio GO VRDO	0.140%	6/7/12	1,485	1,485
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve
University Project)	5.250%	12/1/26 (14)	3,520	4,519
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve
University Project)	5.000%	12/1/27 (2)	2,115	2,216
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve
University Project) VRDO	0.170%	6/1/12 LOC	1,400	1,400
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.125%	1/1/28	5,000	5,454

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.250%	1/1/29	5,000	5,499
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/38	5,000	5,499
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.500%	1/1/43	1,460	1,595
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.180%	6/1/12	565	565
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	1,815	2,020
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,000	1,137
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/41	4,500	4,685
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/44	3,500	3,740
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/33	5,000	5,224
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.500%	12/1/24	2,135	2,453
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/30	1,000	1,120
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,000	2,268
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	5/1/28	5,000	5,672
Ohio Hospital Facilities Revenue
(Cleveland Clinic Health System)	5.000%	1/1/25	1,000	1,144
Ohio Hospital Facilities Revenue
(Cleveland Clinic Health System)	5.000%	1/1/32	2,500	2,772
Ohio Hospital Facilities Revenue
(Summa Health System)	5.750%	11/15/35	1,500	1,637
Ohio Hospital Facilities Revenue
(Summa Health System)	5.750%	11/15/40	6,500	7,016
Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group)	5.500%	1/1/39	6,500	7,210
2 Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group) TOB VRDO	0.200%	6/1/12	8,460	8,460
Ohio Hospital Revenue
(University Hospitals Health System Inc.)	6.750%	1/15/39	5,000	5,339
1 Ohio Hospital Revenue
(University Hospitals Health System Inc.)	5.000%	1/15/41	5,000	5,322
Ohio Hospital Revenue
(University Hospitals Health System Inc.)	5.250%	1/15/46	14,800	15,326
Ohio Hospital Revenue
(University Hospitals Health System Inc.) PUT	3.750%	1/15/13	2,500	2,550
Ohio Housing Finance Agency
Residential Mortgage Revenue	5.250%	9/1/28	1,360	1,425
Ohio Housing Finance Agency
Residential Mortgage Revenue	6.200%	9/1/33	4,070	4,271

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio Housing Finance Agency
Single Family Mortgage Revenue	4.000%	11/1/25	830	881
Ohio Infrastructure Improvement GO	5.000%	8/1/16	9,570	11,243
Ohio State University General Receipts Revenue	5.250%	6/1/13 (Prere.)	2,455	2,578
Ohio State University General Receipts Revenue	5.000%	12/1/16	5,365	6,346
Ohio State University General Receipts Revenue	5.000%	12/1/17	5,000	6,036
Ohio State University General Receipts Revenue	5.000%	12/1/19	1,600	1,950
Ohio State University General Receipts Revenue	5.250%	6/1/23	545	570
Ohio State University General Receipts Revenue	5.000%	12/1/26	2,500	2,968
Ohio State University General Receipts Revenue	5.000%	12/1/42	1,450	1,606
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/24 (14)	5,000	6,355
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/26	3,000	3,445
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/27	2,000	2,533
Ohio Water Development Authority
Drinking Water Assistance Fund Revenue	4.000%	6/1/16	3,000	3,405
Ohio Water Development Authority
Fresh Water Revenue	5.000%	12/1/19	2,115	2,661
Ohio Water Development Authority
Fresh Water Revenue	5.500%	6/1/23	1,225	1,635
Ohio Water Development Authority
Fresh Water Revenue	5.500%	12/1/23	1,115	1,497
Ohio Water Development Authority
Pollution Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.160%	6/1/12 LOC	1,600	1,600
Ohio Water Development Authority
Pollution Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.230%	6/1/12 LOC	1,100	1,100
Ohio Water Development Authority
Pollution Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.180%	6/7/12 LOC	600	600
Ohio Water Development Authority
Water Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	1,940	2,120
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	520	568
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/17	3,850	4,684
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	2,109
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/20	3,180	4,051
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/21	5,135	6,712
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,990
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/23	2,155	2,876
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/29	5,000	5,787
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/30	1,000	1,153
Olentangy OH Local School District GO	5.500%	6/1/12 (Prere.)	1,200	1,200
Olentangy OH Local School District GO	5.500%	12/1/16 (4)	30	31
Olentangy OH Local School District GO	5.000%	12/1/30 (4)	3,765	4,197

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Olentangy OH Local School District
School Facilities Construction &
Improvement GO	5.250%	6/1/14 (Prere.)	1,400	1,535
Olentangy OH Local School District
School Facilities Construction &
Improvement GO	5.500%	6/1/14 (Prere.)	2,750	3,030
Richland County OH GO	5.400%	12/1/15 (2)	1,120	1,125
Rocky River OH City School District GO	5.375%	12/1/17	1,930	2,174
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/35	9,300	10,240
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	6,500	6,921
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	1,800	1,922
Sugarcreek OH Local School District GO	5.250%	12/1/13 (Prere.)	1,215	1,305
Tallmadge OH City School District GO	5.000%	12/1/28 (4)	3,030	3,307
Teays Valley OH Local School District GO	5.000%	12/1/27 (14)	3,040	3,363
Toledo OH City School District GO	5.000%	12/1/22	2,015	2,437
Toledo OH City School District GO	5.000%	12/1/23	1,085	1,286
Tri Valley OH Local School District GO	5.500%	12/1/16 (14)	1,255	1,429
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,785	2,140
University of Akron Ohio
General Receipts Revenue	5.000%	1/1/26 (4)	6,980	7,925
University of Akron Ohio
General Receipts Revenue	5.000%	1/1/29 (4)	2,000	2,234
University of Akron Ohio
General Receipts Revenue	5.000%	1/1/33 (4)	2,000	2,159
University of Cincinnati Ohio
General Receipts Revenue	5.000%	6/1/20	1,000	1,223
University of Cincinnati Ohio
General Receipts Revenue	5.000%	6/1/21	1,000	1,219
University of Cincinnati Ohio
General Receipts Revenue	5.000%	6/1/25	500	586
University of Cincinnati Ohio
General Receipts Revenue	5.000%	6/1/26	500	582
University of Cincinnati Ohio
General Receipts Revenue	5.000%	6/1/28 (14)	5,000	5,464
University of Cincinnati Ohio
General Receipts Revenue	5.000%	6/1/29	1,000	1,175
University of Cincinnati Ohio
General Receipts Revenue	5.000%	6/1/30	1,000	1,169
University of Cincinnati Ohio
General Receipts Revenue	5.000%	6/1/31	1,000	1,162
University of Toledo Ohio
General Receipts Revenue	5.000%	6/1/19	2,805	3,310
University of Toledo Ohio
General Receipts Revenue	5.000%	6/1/29	1,000	1,100
Woodridge OH School District GO	6.800%	12/1/14 (2)	960	1,021
Wright State University Ohio General Revenue	5.000%	5/1/26	1,000	1,127
Wright State University Ohio General Revenue	5.000%	5/1/31	3,000	3,303
				944,218

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Puerto Rico (1.5%)
Puerto Rico GO	5.500%	7/1/20 (14)	1,600	1,802
Puerto Rico GO	5.500%	7/1/29	1,500	1,657
Puerto Rico GO	5.000%	7/1/34	740	743
Puerto Rico Highway &
Transportation Authority Revenue	5.500%	7/1/14 (Prere.)	3,400	3,752
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/20 (4)	2,500	2,511
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	305	435
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	2,500	2,947
				13,847
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/17	2,000	2,149
Total Tax-Exempt Municipal Bonds (Cost $895,371)				960,214
Other Assets and Liabilities (-0.1%)
Other Assets				16,144
Liabilities				(16,940)
				(796)
Net Assets (100%)
Applicable to 76,406,745 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				959,418
Net Asset Value Per Share				$12.56

At May 31, 2012, net assets consisted of:
				Amount
				($000)
Paid-in Capital				897,304
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(2,729)
Unrealized Appreciation (Depreciation)				64,843
Net Assets				959,418

See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2012.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate value of these securities was $29,905,000, representing 3.1% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2012
($000)
Investment Income
Income
Interest	17,319
Total Income	17,319
Expenses
The Vanguard Group—Note B
Investment Advisory Services	27
Management and Administrative	608
Marketing and Distribution	118
Custodian Fees	8
Shareholders’ Reports	3
Total Expenses	764
Net Investment Income	16,555
Realized Net Gain (Loss)
Investment Securities Sold	(48)
Futures Contracts	(26)
Realized Net Gain (Loss)	(74)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	34,250
Net Increase (Decrease) in Net Assets Resulting from Operations	50,731

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,555	34,795
Realized Net Gain (Loss)	(74)	(1,324)
Change in Unrealized Appreciation (Depreciation)	34,250	12,575
Net Increase (Decrease) in Net Assets Resulting from Operations	50,731	46,046
Distributions
Net Investment Income	(16,555)	(34,795)
Realized Capital Gain[1]	—	(1,625)
Total Distributions	(16,555)	(36,420)
Capital Share Transactions
Issued	93,804	138,752
Issued in Lieu of Cash Distributions	11,157	25,680
Redeemed	(54,309)	(243,134)
Net Increase (Decrease) from Capital Share Transactions	50,652	(78,702)
Total Increase (Decrease)	84,828	(69,076)
Net Assets
Beginning of Period	874,590	943,666
End of Period	959,418	874,590

1 Includes fiscal 2011 short-term gain distributions totaling $23,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.09	$11.92	$11.93	$10.96	$11.88	$12.11
Investment Operations
Net Investment Income	.222	.478	.491	.498	.506	.510
Net Realized and Unrealized Gain (Loss)
on Investments	.470	.191	(.010)	.970	(.920)	(.194)
Total from Investment Operations	.692	.669	.481	1.468	(.414)	.316
Distributions
Dividends from Net Investment Income	(.222)	(.478)	(.491)	(.498)	(.506)	(.510)
Distributions from Realized Capital Gains	—	(.021)	—	—	—	(.036)
Total Distributions	(.222)	(.499)	(.491)	(.498)	(.506)	(.546)
Net Asset Value, End of Period	$12.56	$12.09	$11.92	$11.93	$10.96	$11.88

Total Return[1]	5.75%	5.81%	4.06%	13.61%	-3.61%	2.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$959	$875	$944	$931	$782	$721
Ratio of Total Expenses to
Average Net Assets	0.16%	0.17%	0.17%	0.17%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	3.57%	4.06%	4.07%	4.29%	4.36%	4.30%
Portfolio Turnover Rate	9%	20%	24%	16%	23%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

The fund had no open futures contracts at May 31, 2012.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2008–2011), and for the period ended May 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2012, the fund had contributed capital of $138,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Ohio Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2011, the fund had available capital loss carryforwards totaling $616,000 to offset future net capital gains through November 30, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $2,039,000 through November 30, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2012, the cost of investment securities for tax purposes was $897,410,000. Net unrealized appreciation of investment securities for tax purposes was $62,804,000, consisting of unrealized gains of $62,979,000 on securities that had risen in value since their purchase and $175,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended May 31, 2012, the fund purchased $78,942,000 of investment securities and sold $37,747,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2012	November 30, 2011
	Shares	Shares
	(000)	(000)
Issued	7,552	11,841
Issued in Lieu of Cash Distributions	895	2,182
Redeemed	(4,378)	(20,882)
Net Increase (Decrease) in Shares Outstanding	4,069	(6,859)

G. In preparing the financial statements as of May 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2011	5/31/2012	Period
Based on Actual Fund Return
Ohio Tax-Exempt Money Market Fund	$1,000.00	$1,000.25	$0.75
Ohio Long-Term Tax-Exempt Fund	$1,000.00	$1,057.53	$0.82
Based on Hypothetical 5% Yearly Return
Ohio Tax-Exempt Money Market Fund	$1,000.00	$1,024.25	$0.76
Ohio Long-Term Tax-Exempt Fund	$1,000.00	$1,024.20	$0.81

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Ohio Tax-Exempt Money Market Fund, 0.15%; and for the Ohio Long-Term Tax-Exempt Fund, 0.16%. (The six-month expense ratio for the Ohio Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses described in Note B of the Notes to Financial Statements. Before this reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Ohio Tax-Exempt Money Market Fund and Vanguard Ohio Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Director	Chief Executive Officer and President, 1996–2008
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.	Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q962 072012

Item 2:

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see file Number 2-11444, Incorporated by Reference.